Document and Entity Information	Oct. 23, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001840574
Document Type	8-K
Document Period End Date	Oct. 23, 2023
Entity Registrant Name	Verve Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40489
Entity Tax Identification Number	82-4800132
Entity Address, Address Line One	201 Brookline Avenue
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02215
City Area Code	(617)
Local Phone Number	603-0070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	VERV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false